Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (57,757)	$ (48,052)
Depreciation of property and equipment and intangible assets	10,639	2,343
Loss (gain) on disposal of property, equipment and inventory	3	85
Exchange gain	(4,367)	0
Grants recognized in other income and income from operations	(500)	(502)
Remeasurement of acquisition liabilities including related parties	38,111	32,641
Interest expenses on debt related to the royalty agreement incl. related parties	2,518	2,028
Calculated Interest on amortized method	0	(985)
Stock compensation expense	1,789	1,456
Income tax	(2,807)	(6,455)
Increase (decrease) in cash from:
Accounts receivable	2,917	(748)
Inventory	(2,841)	(1,345)
Prepaid expenses and other current assets	(1,163)	(568)
Research and development tax credit receivable	9,480	2,814
Accounts payable	1,519	1,095
Deferred revenue	(779)	204
Accrued expenses	(1,135)	2,056
Other current liabilities	(160)	(70)
Other long-term assets and liabilities	227	345
Net cash provided by (used in) operating activities	(4,306)	(13,658)
Cash flows from investing activities:
Purchases of property and equipment	(1,404)	(766)
Proceeds from disposal of property and equipment	0	7
Purchase of marketable securities	(68,275)	(730)
Proceeds from sales of marketable securities	12,617	5,707
Net cash provided by (used in) investing activities	(57,062)	4,218
Cash flows from financing activities:
Proceeds from loan or conditional grants	0	14,407
Reimbursment of loan	(34,332)	(256)
Reimbursment of conditional grants	(345)
Earnout payments for acquisition including related parties	(995)	(107)
Principal payments on capital lease obligations	(62)	(58)
Cash proceeds from issuance of ordinary shares and warrants	118,802	400
Net cash provided by (used in) financing activities	83,068	14,386
Effect of exchange rate changes on cash and cash equivalents	(4,330)	117
Net increase (decrease) in cash and cash equivalents	17,370	5,063
Cash and cash equivalents, beginning of period	6,636	2,742
Cash and cash equivalents, end of period	24,006	7,805
Supplemental disclosures of cash flow information:
Income tax paid	231	80
Interest paid	$ 5,741	$ 792